Operating Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Operating Segments
7.	Operating Segments
Basis for segmentation
The Group’s business segment information included in this note is presented in accordance with the disclosure requirements set forth in IFRS 8, Operating Segments. Segment reporting is a basic tool used for monitoring and managing the Group’s different activities. Segment reporting is prepared based on the lowest level units, that are aggregated in line with the structure established by Group management to set up higher level units and, finally, the actual business segments.
The Group has consistently aligned the information from this item with the information used internally for the Top Management reports (Group Top Management consists of all Chief Officers acting as decision makers). The Group’s operating segments reflect its organizational and management structures. Group management reviews the Group’s internal reports, using these segments to assess its performance and allocate resources.

The segments are differentiated by geographical areas from which revenue is or will be generated. The financial information for each segment is prepared by aggregating figures from the different geographical areas and business units existing in the Group. This information links both the accounting data from the units included in each segment and that provided by the management reporting systems. In all these cases, the same general principles are applied as those used in the Group.
For management purposes, the Group is organized into business units based on geographical areas and therefore has three reportable business segments. During the first six months of 2022 there have been no changes in the operating segments regarding the information shown in the 2021 consolidated financial statements. The operating business segments as of June 30, 2022 are as follows:

•	EMEA: Europe-Middle East Asia

•	NORAM: North America

•	APAC: Asia-Pacific
Transfer prices between operating segments are on an arm’s-length basis in a manner similar to transactions with third parties.
Information on reportable segments
Information related to each reportable segment is set out below. Segment operating profit (loss) is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relative to other entities that operate in the same industries.
Reconciliations of information on reportable segments with the amounts reported in the financial statements for the first six months ended June 30, 2022

	June 30, 2022
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	66,137,129	7,593,299	194,815	73,925,243	(6,114,316)	67,810,927
Changes in inventories and raw materials and consumables used	(40,164,085)	(5,627,245)	(10,039)	(45,801,369)	5,390,101	(39,871,268)
Employee benefits	(39,792,740)	(3,426,375)	(179,435)	(43,398,550)	—	(43,398,550)
Other operating expenses	(33,992,020)	(7,541,053)	(40,096)	(41,573,169)	195,309	(41,377,860)
Amortization and depreciation	(7,376,597)	(621,436)	(1,016)	(7,999,049)	—	(7,999,049)
Other income	1,359,351	7,465	687	1,367,503	—	1,367,503

Operating Loss	(53,828,962)	(9,615,345)	(35,084)	63,479,391	11,094	(63,468,297)
Total Assets	383,861,409	150,394,375	78,413	534,334,197	(177,132,086)	357,202,111

Total Liabilities	219,284,808	37,522,650	41,156	256,848,614	(59,157,575)	197,691,039

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the first six months ended June 30, 2021

	June 30, 2021
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	27,719,109	1,505,897	88,900	29,313,906	(1,995,990)	27,317,916
Changes in inventories and raw materials and consumables used	(15,243,818)	(1,257,984)	(8,781)	(16,510,583)	1,995,990	(14,514,593)
Employee benefits	(10,863,697)	(881,263)	(91,682)	(11,836,642)	—	(11,836,642)
Other operating expenses	(11,113,882)	(535,819)	(27,707)	(11,677,408)	—	(11,677,408)
Amortization and depreciation	(3,200,819)	(80,796)	(444)	(3,282,059)	—	(3,282,059)
Other income	444,201	236,026	262	680,489	—	680,489

Operating Loss	(12,258,906)	(1,013,939)	(39,452)	(13,312,297)	—	(13,312,297)
Total Assets	132,787,102	2,780,415	51,524	135,619,041	(80,540)	135,538,501

Total Liabilities	159,812,130	4,215,461	15,537	164,043,128	(3,193,235)	160,849,893

There have been no significant transactions between segments during the periods ended June
30,
2022 and 2021 except for Inter-segment revenues and changes in inventories and raw materials and consumables used which are eliminated in the column ‘Consolidated adjustments and eliminations’.
Certain financial assets and liabilities are not allocated to those segments as they are also managed on a Group basis. These are mentioned in the adjustments and eliminations column.
External revenue by location of customers

(In Euros)	June 30, 2022	June 30, 2021
Country	Revenue	Revenue
Spain	8,424,679	2,460,908
Netherlands	7,572,981	1,627,869
France	7,004,541	2,018,922
Italy	6,361,705	3,101,828
United States	6,276,997	1,509,341
United Kingdom	5,288,703	2,794,942
Sweden	5,097,527	1,598,307
Germany	4,127,255	4,328,571
Belgium	4,045,526	940,619
Ireland	1,432,717	746,809
Canada	1,307,286	68,856
Australia	1,128,242	276,495
New Zeland	945,420	192,048
Portugal	896,795	375,240
Norway	715,233	2,547,880
Denmark	557,575	292,238
Czech Republic	506,879	47,074

(In Euros)	June 30, 2022	June 30, 2021
Country	Revenue	Revenue
Brazil	500,864	8,339
Israel	459,015	388,388
Thailand	425,378	193,207
Finland	412,512	8,835
Poland	375,408	220,195
Switzerland	129,989	365,635
Other countries	3,817,700	1,205,370

Total	67,810,927	27,317,916

7.	OPERATING SEGMENTS
Basis for segmentation
The Group’s business segment information included in this note is presented in accordance with the disclosure requirements set forth in IFRS 8. Segment reporting is a basic tool used for monitoring and managing the Group’s different activities. Segment reporting is prepared based on the lowest level units, that are aggregated in line with the structure established by Group management to set up higher level units and, finally, the actual business segments.
The Group has consistently aligned the information from this item with the information used internally for the top management reports (Group top management consists of all Chief Officers acting as decision makers). The Group’s operating segments reflect its organizational and management structures. Group management reviews the Group’s internal reports, using these segments to assess its performance and allocate resources.
The segments are differentiated by geographical areas from which revenue is or will be generated. The financial information for each segment is prepared by aggregating figures from the different geographical areas and business units existing in the Group. This information links both the accounting data from the units included in each segment and that provided by the management reporting systems. In all these cases, the same general principles are applied as those used in the Group.
For management purposes, the Group is organized into business units based on geographical areas and therefore has four reportable business segments. The business segments are:

•	EMEA: Europe-Middle East Asia

•	NORAM: North America

•	APAC: Asia-Pacific

•	LATAM: Latin America (currently under development)
Transfer prices between operating segments are on an
arm’s-length
basis in a manner similar to transactions with third parties.
Information on reportable segments
Information related to each reportable segment is set out below. Segment operating profit (loss) is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments relating to other entities that operate in the same industries.

Reconciliations of information on reportable segments with the amounts reported in the financial statements for the years ended 31 December 2021 and 2020.

	31 December 2021
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	74,279,357	4,687,237	298,174	79,264,768	(7,686,202)	71,578,566
Changes in inventories and raw materials and consumables used	(47,056,000)	(3,345,489)	(18,694)	(50,420,183)	6,166,790	(44,253,393)
Employee benefits	(27,130,067)	(2,309,392)	(226,626)	(29,666,085)	—	(29,666,085)
Other operating expenses	(42,273,187)	(1,777,779)	(63,421)	(44,114,387)	709,087	(43,405,300)
Amortization and depreciation	(8,213,801)	(268,021)	(1,234)	(8,483,056)	—	(8,483,056)
Net Other Income/(Expense)	961,355	(306,052)	678	655,981	—	655,981

Operating Loss	(49,432,343)	(3,319,496)	(11,123)	(52,762,962)	(810,325)	(53,573,287)

Total Assets	343,319,707	128,311,702	84,207	471,715,616	(129,103,029)	342,612,587

Total Liabilities	210,417,348	15,621,782	16,262	226,055,392	(14,515,262)	211,540,130

	31 December 2020
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	19,672,825	1,313	57,118	19,731,256	(53,890)	19,677,366
Changes in inventories and raw materials and consumables used	(10,557,378)	(13,062)	(19,827)	(10,590,267)	16,535	(10,573,732)
Employee benefits	(9,127,667)	(617,015)	(60,914)	(9,805,596)	—	(9,805,596)
Other operating expenses	(7,764,975)	(427,228)	(36,892)	(8,229,095)	37,355	(8,191,740)
Amortization and depreciation	(2,264,302)	(114,113)	(326)	(2,378,741)	—	(2,378,741)
Net Other Income/(Expense)	288,393	—	483	288,876	—	288,876

Operating Loss	(9,753,104)	(1,170,105)	(60,358)	(10,983,567)	—	(10,983,567)

Total Assets	83,201,776	233,335	26,138	83,461,249	(1,617,426)	81,843,823

Total Liabilities	69,231,444	707,877	20,825	69,960,146	(349,444)	69,610,702

	31 December 2019
(In Euros)	EMEA	NORAM	APAC	Total segments	Consolidated adjustments and eliminations	Consolidated
Revenue	8,334,417	—	—	8,334,417	(314,168)	8,020,249
Changes in inventories and raw materials and consumables used	(3,673,217)	—	9,243	(3,663,974)	—	(3,663,974)
Employee benefits	(3,874,893)	(41,826)	—	(3,916,719)	—	(3,916,719)
Other operating expenses	(4,964,530)	(460,603)	(14,271)	(5,439,404)	314,168	(5,125,236)
Amortization and depreciation	(694,789)	(67,917)	—	(762,706)	—	(762,706)
Net Other Income/(Expense)	79,981	—	277	80,258	—	80,258

Operating Loss	(4,793,031)	(570,346)	(4,751)	(5,368,128)	—	(5,368,128)

Total Assets	32,491,710	351,299	262,235	33,105,244	(650,127)	32,455,117

Total Liabilities	22,782,328	657,730	13,542	23,453,600	(382,325)	23,071,275

Eliminations and unallocated items
There have been no significant transactions between segments for the years ended 31 December 2021, 2020 and 2019 except for inter-segment revenues which are eliminated in the column ‘Consolidated adjustments and eliminations’. The elimination of revenue and changes in inventories and raw materials and consumables used mainly relates to eliminating the intercompany sales of EMEA to NORAM and APAC. The impact of this elimination on consolidated operating loss relates to the elimination of profit on stock of inventories held by the NORAM segment.
Certain financial assets and liabilities are not allocated to those segments as they are also managed on a Group basis. These are mentioned in the ‘Consolidated adjustments and eliminations’ column. All finance income and expenses are considered to be part of the Corporate segment and hence not further allocated to the operating segments EMEA, NORAM and APAC.

External revenue by location of customers

(In Euros)	2021		2020		2019
Country	Revenue	%	Revenue	%	Revenue	%
Germany	12,034,334	17%	1,046,635	5%	167,095	2%
Italy	7,337,913	10%	1,026,327	5%	117,632	1%
Spain	6,909,879	10%	4,441,479	22%	3,417,427	43%
United Kingdom	6,598,035	9%	2,096,968	11%	773,810	10%
Netherlands	5,380,873	7%	1,990,504	10%	468,152	6%
Norway	5,318,708	7%	3,273,209	16%	530,747	7%
United States	4,713,497	7%	120,565	1%	1,322	0%
France	4,345,515	6%	1,368,375	7%	119,662	1%
Sweden	3,526,981	5%	580,885	3%	59,515	1%
Belgium	2,393,974	3%	540,290	3%	125,285	2%
Ireland	1,638,005	2%	409,836	2%	501,942	6%
Australia	1,224,205	2%	327,640	2%	60,012	1%
Israel	1,169,510	2%	84,787	0%	43,071	1%
Other Countries	8,987,137	13%	2,369,866	13%	1,634,577	19%

Total	71,578,566	100%	19,677,366	100%	8,020,249	100%